Real Estate (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014 sqft		Dec. 31, 2013 sqft	Dec. 31, 2012 sqft	Nov. 05, 2013
Aggregate purchase price of acquisitions
Acquisition Date			Dec. 27, 2013
Purchase Price	$ 606,829,000		$ 851,290,100	$ 160,550,000	$ 521,500,000
Square Feet	3,668,120		5,639,000	957,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	18,205,000	[1]	9,893,703	4,816,500
Credit facility	148,900,000	[2]	198,000,000	91,905,000
Mortgage Loans on Real Estate	45,343,000	[3]
KeyBank Term Loan	0		282,000,000	0
Other Debt Financing			33,815,000	35,571,385
Annualized Net Rent	44,937,000	[4]	69,162,000	6,793,000
Caterpiller Property
Aggregate purchase price of acquisitions
Acquisition Date	Jan. 07, 2014
Purchase Price	57,000,000
Square Feet	1,380,070
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	1,710,000
Credit facility	56,900,000
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2018
Annualized Net Rent	6,013,000
Comcast Greenwood Village, Co
Aggregate purchase price of acquisitions
Acquisition Date			Jan. 11, 2013
Purchase Price			27,000,000
Square Feet			157,300
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			810,000
Credit facility			16,200,000
KeyBank Term Loan			0
Other Debt Financing			10,365,000
Year of Lease Expiration (for Major Lessee)			2021
Annualized Net Rent			2,254,000
Boeing Renton, WA
Aggregate purchase price of acquisitions
Acquisition Date			Feb. 15, 2013
Purchase Price			12,000,000
Square Feet			70,100
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			360,000
Credit facility			6,600,000
KeyBank Term Loan			0
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2017
Annualized Net Rent			963,000
Schlumberger Houston, TX
Aggregate purchase price of acquisitions
Acquisition Date			May 01, 2013
Purchase Price			48,750,000
Square Feet			149,700
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			1,462,500
Credit facility			20,300,000
KeyBank Term Loan			0
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2024
Annualized Net Rent			2,985,000
United Technologies (''UTC'') Charlotte, NC
Aggregate purchase price of acquisitions
Acquisition Date			May 03, 2013
Purchase Price			39,188,000
Square Feet			198,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			1,175,640
Credit facility			16,300,000
KeyBank Term Loan			0
Other Debt Financing			14,500,000
Year of Lease Expiration (for Major Lessee)			2025
Annualized Net Rent			2,560,000
Avnet Chandler, AZ
Aggregate purchase price of acquisitions
Acquisition Date			May 29, 2013
Purchase Price			32,462,100
Square Feet			231,400
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			973,863
Credit facility			21,500,000
KeyBank Term Loan			0
Other Debt Financing			3,250,000
Year of Lease Expiration (for Major Lessee)			2018
Annualized Net Rent			2,758,000
Cigna Phoenix, AZ
Aggregate purchase price of acquisitions
Acquisition Date			Jun. 20, 2013
Purchase Price			54,500,000
Square Feet			232,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			1,635,000
Credit facility			48,300,000
KeyBank Term Loan			0
Other Debt Financing			5,700,000
Year of Lease Expiration (for Major Lessee)			2023
Annualized Net Rent			3,626,000
Nokia Arlington Heights, IL
Aggregate purchase price of acquisitions
Acquisition Date			Aug. 13, 2013
Purchase Price			29,540,000
Square Feet			214,200
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			886,200
Credit facility			17,100,000
KeyBank Term Loan			0
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2025
Annualized Net Rent			2,171,000
Verizon Property, Warren NJ
Aggregate purchase price of acquisitions
Acquisition Date			Oct. 03, 2013
Purchase Price			40,000,000
Square Feet			210,500
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			1,200,000
Credit facility			24,000,000
KeyBank Term Loan			0
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2020
Annualized Net Rent			3,334,000
Fox Head Property, Irvine CA
Aggregate purchase price of acquisitions
Acquisition Date			Oct. 29, 2013
Purchase Price			27,250,000
Square Feet			81,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			817,500
Credit facility			27,700,000
KeyBank Term Loan			0
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2027
Annualized Net Rent			1,806,000
Coca-Cola Refreshments, Atlanta GA
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			56,700,000
Square Feet			315,900
Credit facility			0
KeyBank Term Loan			30,394,309
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2018
Annualized Net Rent			4,840,000
Atlanta Wildwood, Atlanta GA
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			28,000,000
Square Feet			250,000
Credit facility			0
KeyBank Term Loan			33,303,335
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2019
Annualized Net Rent			2,857,000
General Electric, Atlanta GA
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			61,000,000
Square Feet			265,100
Credit facility			0
KeyBank Term Loan			16,049,800
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2025
Annualized Net Rent			4,219,000
Community Insurance, Mason OH
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			23,500,000
Square Feet			223,500
Credit facility			0
KeyBank Term Loan			14,795,909
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2019
Annualized Net Rent			2,419,000
Anthem, Mason OH
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			9,500,000
Square Feet			78,200
Credit facility			0
KeyBank Term Loan			5,818,052
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2019
Annualized Net Rent			939,000
JP Morgan Chase, Westerville OH
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			44,500,000
Square Feet			388,700
Credit facility			0
KeyBank Term Loan			21,065,362
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2025
Annualized Net Rent			3,183,000
IBM, Dublin OH
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			37,300,000
Square Feet			322,700
Credit facility			0
KeyBank Term Loan			18,708,048
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2020
Annualized Net Rent			4,097,000
Aetna, Arlington TX
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			16,000,000
Square Feet			139,400
Credit facility			0
KeyBank Term Loan			9,002,935
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2020
Annualized Net Rent			1,480,000
CHRISTUS Health, Irving TX
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			46,350,000
Square Feet			253,300
Credit facility			0
KeyBank Term Loan			23,573,144
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2024
Annualized Net Rent			2,926,000
Roush Industries, Allen Park MI
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			12,250,000
Square Feet			169,200
Credit facility			0
KeyBank Term Loan			5,517,119
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2015
Annualized Net Rent			1,336,000
Eagle Rock Executive Office Center, East Hanover NJ
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			6,500,000
Square Feet			177,800
Credit facility			0
KeyBank Term Loan			13,542,019
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2024
Annualized Net Rent			808,000
College Park Plaza, Indianapolis IN
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			7,400,000
Square Feet			179,500
Credit facility			0
KeyBank Term Loan			13,516,941
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2015
Annualized Net Rent			1,412,000
Wells Fargo, Milwaukee WI
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			26,000,000
Square Feet			229,600
Credit facility			0
KeyBank Term Loan			11,686,260
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2019
Annualized Net Rent			2,104,000
One Century Place, Nashville TN
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			70,000,000
Square Feet			538,800
Credit facility			0
KeyBank Term Loan			7,122,099
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2026
Annualized Net Rent			5,873,000
Shire Pharmaceuticals, Wayne PA
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			21,500,000
Square Feet			114,100
Credit facility			0
KeyBank Term Loan			6,570,387
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2017
Annualized Net Rent			2,252,000
Comcast Northpointe Corporate Center I, Lynwood WA
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			19,825,175
Square Feet			87,400
Credit facility			0
KeyBank Term Loan			36,989,773
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2017
Annualized Net Rent			1,751,000
Comcast Northpointe Corporate Center II, Lynwood WA
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			7,174,825
Square Feet			69,000
Credit facility			0
KeyBank Term Loan			3,811,827
Other Debt Financing			0
Annualized Net Rent			0
United HealthCare, St. Louis MO
Aggregate purchase price of acquisitions
Acquisition Date			Nov. 05, 2013
Purchase Price			28,000,000
Square Feet			188,500
Credit facility			0
KeyBank Term Loan			10,532,681
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2018
Annualized Net Rent			2,755,000
Farmers, Kansas City KS
Aggregate purchase price of acquisitions
Acquisition Date			Dec. 27, 2013
Purchase Price			19,100,000
Square Feet			102,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor			573,000
Credit facility			0
KeyBank Term Loan			0
Other Debt Financing			0
Year of Lease Expiration (for Major Lessee)			2024
Annualized Net Rent			1,454,000
DigitalGlobe Property
Aggregate purchase price of acquisitions
Acquisition Date	Jan. 14, 2014
Purchase Price	92,000,000
Square Feet	430,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	2,760,000
Credit facility	92,000,000
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2030
Annualized Net Rent	6,343,000
Waste Management Property
Aggregate purchase price of acquisitions
Acquisition Date	Jan. 16, 2014
Purchase Price	22,825,000	[5]
Square Feet	131,850
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	685,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2023
Annualized Net Rent	1,888,000
BT Infonet Property
Aggregate purchase price of acquisitions
Acquisition Date	Feb. 27, 2014
Purchase Price	52,669,000
Square Feet	157,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	1,580,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2021
Annualized Net Rent	4,185,000
Wyndham Property
Aggregate purchase price of acquisitions
Acquisition Date	Apr. 23, 2014
Purchase Price	96,600,000
Square Feet	249,400
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	2,898,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2029
Annualized Net Rent	6,334,000
Ace Hardware Property
Aggregate purchase price of acquisitions
Acquisition Date	Apr. 24, 2014
Purchase Price	37,000,000
Square Feet	206,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	1,110,000
Credit facility	0
Mortgage Loans on Real Estate	23,843,000
Year of Lease Expiration (for Major Lessee)	2024
Annualized Net Rent	2,833,000
Equifax Property
Aggregate purchase price of acquisitions
Acquisition Date	May 20, 2014
Purchase Price	14,200,000
Square Feet	94,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	426,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2023
Annualized Net Rent	1,081,000
American Express Property
Aggregate purchase price of acquisitions
Acquisition Date	May 22, 2014
Purchase Price	51,000,000
Square Feet	337,400
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	1,530,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2019
Annualized Net Rent	3,819,000
SoftBank Property
Aggregate purchase price of acquisitions
Acquisition Date	May 28, 2014
Purchase Price	90,100,000
Square Feet	207,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	2,703,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2020
Annualized Net Rent	5,899,000
Vanguard Property
Aggregate purchase price of acquisitions
Acquisition Date	Jun. 19, 2014
Purchase Price	33,200,000
Square Feet	224,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	996,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2024
Annualized Net Rent	2,423,000
Parallon Property
Aggregate purchase price of acquisitions
Acquisition Date	Jun. 25, 2014
Purchase Price	17,235,000
Square Feet	83,200
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	517,000
Credit facility	0
Mortgage Loans on Real Estate	0
Year of Lease Expiration (for Major Lessee)	2025
Annualized Net Rent	1,206,000
TW Telecom Property
Aggregate purchase price of acquisitions
Acquisition Date	Aug. 01, 2014
Purchase Price	43,000,000
Square Feet	166,700
Acquisition Fees and Reimbursable Expenses Paid to the Advisor	1,290,000
Credit facility	0
Mortgage Loans on Real Estate	21,500,000
Year of Lease Expiration (for Major Lessee)	2024
Annualized Net Rent	$ 2,913,000

[1]	The Advisor is entitled to receive acquisition fees equal to 2.5% and acquisition expense reimbursement of up to 0.5%, of the contract purchase price for each property acquired. The total is included in acquisition fees and expenses to affiliates on the consolidated statements of operations. As of September 30, 2014, the Company had incurred approximately $4.5 million in acquisition fees and reimbursable expenses related to the 80% interest investment in the Digital Realty joint venture.
[2]	Represents borrowings from the KeyBank Credit Facility discussed in Note 5, Debt. Any remaining purchase price was funded with net proceeds raised in the Follow-On Offering.
[3]	Represents loan assumption related to the Ace Hardware property (the "Ace Hardware Mortgage Loan") and the mortgage debt obtained to partially fund the acquisition of the TW Telecom property, see Note 5, Debt.
[4]	Net rent is based on (1) the contractual rental payments assuming the lease requires the tenant to reimburse the Company for certain operating expenses; or (2) contractual rent payments less certain operating expenses that are the responsibility of the Company for the 12-month period subsequent to September 30, 2014 and includes assumptions that may not be indicative of the actual future performance of a property, including the assumption that the tenant will perform its obligation under its lease agreement during the next 12 months. Total base rental income received for the TW Telecom property for the three months ended September 30, 2014 was $0.8 million based on an acquisition date of August 1, 2014.
[5]	The land associated with the property is subject to a ground lease with the State of Arizona expiring on December 31, 2095.